Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9 — Property and Equipment

Property and equipment consists of the following:

	September 30,	December 31,
	2013	2012

Medical equipment	$1,128,357	$3,033,792
Office equipment	86,001	87,163
Manufacturing equipment	307,971	303,143
Leasehold improvements	390,911	390,911
	1,913,240	3,815,009
Less accumulated depreciation	(1,018,619)	(1,374,928)
	$894,621	$2,440,081

As a result of the Arthrex Agreement discussed in Note 3, Angel centrifuges are now classified as “Inventory” in the consolidated balance sheets, whereas they were previously classified as “Property and equipment”.

For the nine months ended September 30, 2013, we recorded depreciation expense of approximately $600,300 with $285,000 reported as cost of sales, $70,100 to general and administrative expenses, and $245,200 to research, development, trials and studies. Amortization of leasehold improvements is included in accumulated depreciation.

Note 10 — Property and Equipment

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893

Medical equipment, whose accumulated depreciation was approximately $902,000 and $521,000 at December 31, 2012 and 2011, respectively, primarily represents centrifuges that are leased or held for lease.

Depreciation expense was approximately $823,000 and $364,000, of which $446,000 and $321,000 were reported as cost of sales, for the years ended December 31, 2012 and 2011, respectively. The net book value of property and equipment disposed was $554,000 in 2012 and $48,000 in 2011. The disposal of property and equipment was primarily due to the sale of centrifuges.